Quarterly Holdings Report
for
Fidelity® SAI International Momentum Index Fund
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IMI-NPRT3-0923
1.9898217.103
Common Stocks - 99.5%
	Shares	Value ($)
Australia - 5.4%
AGL Energy Ltd.	114,874	940,591
Altium Ltd.	22,755	584,022
BHP Group Ltd.	129,607	4,005,494
BlueScope Steel Ltd.	87,797	1,287,976
Brambles Ltd.	266,656	2,520,118
Cochlear Ltd.	12,449	2,000,022
Fortescue Metals Group Ltd.	319,113	4,647,069
Iluka Resources Ltd.	78,980	542,180
Liontown Resources Ltd. (a)	358,854	648,404
Macquarie Group Ltd.	33,959	3,992,024
Medibank Private Ltd.	528,389	1,245,765
Newcrest Mining Ltd.	171,565	3,077,355
Northern Star Resources Ltd.	217,622	1,682,494
Origin Energy Ltd.	330,519	1,880,421
Qantas Airways Ltd. (a)	167,742	735,750
Sonic Healthcare Ltd.	82,815	1,955,283
Steadfast Group Ltd.	182,963	716,485
Technology One Ltd.	52,322	553,529
Washington H. Soul Pattinson & Co. Ltd.	38,464	851,305
WiseTech Global Ltd.	33,745	1,944,560
TOTAL AUSTRALIA		35,810,847
Austria - 0.3%
Andritz AG	13,579	717,541
BAWAG Group AG (b)	13,013	633,835
Voestalpine AG	20,858	690,294
TOTAL AUSTRIA		2,041,670
Belgium - 0.2%
Solvay SA Class A	13,767	1,651,427
Chile - 0.2%
Antofagasta PLC	64,928	1,397,783
Denmark - 5.4%
DSV A/S	32,444	6,496,076
Genmab A/S (a)	10,333	4,259,260
ISS A/S	28,644	578,805
Jyske Bank A/S (Reg.) (a)	9,121	690,394
Novo Nordisk A/S Series B	140,895	22,719,634
Ringkjoebing Landbobank A/S	5,275	750,302
TOTAL DENMARK		35,494,471
Finland - 1.0%
Nordea Bank ABP	604,001	6,832,767
France - 16.4%
Air Liquide SA	66,208	11,903,798
ALTEN	1,444	207,986
Bollore SA	169,994	1,074,723
Dassault Aviation SA	4,405	855,811
Edenred SA	46,395	3,013,748
Engie SA	355,088	5,825,334
EssilorLuxottica SA	39,315	7,907,919
Hermes International SCA	6,565	14,555,536
Ipsen SA	7,354	926,624
L'Oreal SA	36,360	16,918,613
LVMH Moet Hennessy Louis Vuitton SE	22,904	21,272,501
Pernod Ricard SA	37,743	8,324,585
Publicis Groupe SA	43,884	3,538,166
Renault SA	39,008	1,711,497
Sodexo SA	15,623	1,603,347
Technip Energies NV	24,159	550,647
TotalEnergies SE	129,421	7,863,170
Verallia SA (b)	15,041	666,795
TOTAL FRANCE		108,720,800
Germany - 11.8%
Aixtron AG	21,320	845,764
Beiersdorf AG	18,856	2,442,250
Commerzbank AG	198,236	2,370,320
Deutsche Bank AG	370,564	4,106,946
Deutsche Lufthansa AG (a)	113,116	1,141,477
Deutsche Telekom AG	342,985	7,477,496
E.ON SE	424,870	5,374,498
Gerresheimer AG	5,181	613,514
HeidelbergCement AG	27,785	2,251,506
Infineon Technologies AG	246,088	10,811,996
Mercedes-Benz Group AG (Germany)	145,172	11,593,861
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,042	9,809,727
Rheinmetall AG	8,097	2,291,543
RWE AG	125,698	5,407,960
Siemens AG	66,876	11,398,494
TOTAL GERMANY		77,937,352
Hong Kong - 0.1%
Sino Land Ltd.	602,913	738,286
Ireland - 0.4%
AIB Group PLC	145,705	685,347
Bank of Ireland Group PLC	190,399	2,008,862
TOTAL IRELAND		2,694,209
Italy - 2.4%
Banco BPM SpA	290,697	1,453,638
BPER Banca	203,732	704,938
Coca-Cola HBC AG	39,097	1,150,014
Interpump Group SpA	15,380	836,722
Prada SpA	97,900	693,556
Prysmian SpA	50,530	2,013,968
UniCredit SpA	371,292	9,401,209
TOTAL ITALY		16,254,045
Japan - 26.3%
Ajinomoto Co., Inc.	101,600	3,954,305
Asics Corp.	35,900	1,130,005
Bridgestone Corp.	113,600	4,705,618
Capcom Co. Ltd.	30,700	1,381,085
Chubu Electric Power Co., Inc.	145,400	1,821,780
Dai Nippon Printing Co. Ltd.	39,400	1,118,593
Daicel Chemical Industries Ltd.	53,500	494,893
Daiichi Sankyo Kabushiki Kaisha	361,900	11,146,382
Disco Corp.	17,000	3,195,591
Eisai Co. Ltd.	55,100	3,476,453
Fast Retailing Co. Ltd.	34,900	8,723,467
GOLDWIN, Inc.	7,100	582,413
Isetan Mitsukoshi Holdings Ltd.	75,100	813,476
Itochu Corp.	274,000	11,074,403
J. Front Retailing Co. Ltd.	51,200	497,730
Japan Airport Terminal Co. Ltd.	17,600	819,474
Japan Tobacco, Inc.	211,000	4,676,365
Kansai Electric Power Co., Inc.	158,500	2,083,401
Keyence Corp.	6,700	3,002,791
Kobe Steel Ltd.	76,000	829,101
Kuraray Co. Ltd.	66,900	672,221
Marubeni Corp.	323,800	5,720,812
MatsukiyoCocokara & Co.	27,100	1,583,921
Mazda Motor Corp.	111,600	1,107,127
Medipal Holdings Corp.	41,100	703,899
Mitsubishi Corp.	274,000	13,992,268
Mitsubishi Heavy Industries Ltd.	62,700	2,966,532
Mitsui & Co. Ltd.	296,400	11,544,318
Nippon Steel & Sumitomo Metal Corp.	179,100	4,086,449
Nippon Telegraph & Telephone Corp.	5,554,500	6,369,449
Nissin Food Holdings Co. Ltd.	15,400	1,298,984
Nitori Holdings Co. Ltd.	16,400	2,012,174
Olympus Corp.	212,300	3,456,879
Pan Pacific International Holdings Ltd.	99,100	1,956,714
Panasonic Holdings Corp.	415,900	5,133,617
Renesas Electronics Corp. (a)	266,900	5,149,526
Rohto Pharmaceutical Co. Ltd.	41,700	888,138
Sanrio Co. Ltd.	12,600	586,226
Screen Holdings Co. Ltd.	9,000	970,442
Sega Sammy Holdings, Inc.	30,600	668,505
Sekisui House Ltd.	127,100	2,589,976
Shin-Etsu Chemical Co. Ltd.	277,200	9,132,313
Skylark Holdings Co. Ltd. (a)	43,600	563,905
Sojitz Corp.	39,300	932,327
Sumitomo Corp.	232,700	4,983,917
Sumitomo Forestry Co. Ltd.	36,700	884,577
Sumitomo Mitsui Financial Group, Inc.	68,400	3,204,655
Tokio Marine Holdings, Inc.	379,200	8,719,699
Toyo Suisan Kaisha Ltd.	19,000	786,497
Tsuruha Holdings, Inc.	7,500	575,423
Yakult Honsha Co. Ltd.	30,100	1,671,247
Yamaha Motor Co. Ltd.	65,100	1,903,602
Yamazaki Baking Co. Ltd.	32,500	468,773
Zensho Holdings Co. Ltd.	17,200	915,826
TOTAL JAPAN		173,728,264
Jordan - 0.1%
Hikma Pharmaceuticals PLC	33,607	900,976
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	84,457	2,442,230
Macau - 0.6%
Galaxy Entertainment Group Ltd. (a)	268,000	1,944,992
Sands China Ltd. (a)	466,000	1,777,622
TOTAL MACAU		3,722,614
Netherlands - 5.8%
ABN AMRO Bank NV GDR (Bearer) (b)	78,271	1,330,472
Argenx SE (a)	10,284	5,179,429
ASM International NV (Netherlands)	7,197	3,424,395
ASML Holding NV (Netherlands)	8,446	6,049,606
IMCD NV	8,480	1,286,213
Shell PLC (London)	435,032	13,184,852
Stellantis NV (Italy)	89,889	1,842,642
Wolters Kluwer NV	47,868	6,010,445
TOTAL NETHERLANDS		38,308,054
New Zealand - 0.7%
Fisher & Paykel Healthcare Corp.	109,146	1,665,615
Infratil Ltd.	154,544	955,073
Xero Ltd. (a)	26,954	2,212,612
TOTAL NEW ZEALAND		4,833,300
Norway - 0.1%
Kongsberg Gruppen ASA	16,478	714,395
Portugal - 0.2%
Jeronimo Martins SGPS SA	51,469	1,401,173
Singapore - 2.8%
Genting Singapore Ltd.	1,071,000	757,090
Keppel Corp. Ltd.	258,828	1,436,474
Oversea-Chinese Banking Corp. Ltd.	752,700	7,528,415
Sembcorp Industries Ltd.	174,900	716,830
Singapore Airlines Ltd.	250,500	1,418,511
STMicroelectronics NV (Italy)	121,963	6,526,262
TOTAL SINGAPORE		18,383,582
Spain - 2.7%
ACS Actividades de Construccion y Servicios SA	41,628	1,455,028
Banco Bilbao Vizcaya Argentaria SA	1,136,317	9,006,876
Banco de Sabadell SA	1,060,352	1,304,594
Bankinter SA	120,287	777,398
CaixaBank SA	763,404	3,088,122
Naturgy Energy Group SA	34,245	1,044,477
Vidrala SA	4,768	484,923
Viscofan Envolturas Celulosicas SA	7,260	470,960
TOTAL SPAIN		17,632,378
Sweden - 3.3%
AddTech AB (B Shares)	48,307	900,387
Epiroc AB (A Shares)	178,593	3,565,723
Investor AB (B Shares)	445,527	9,097,700
Nibe Industrier AB (B Shares)	285,023	2,565,272
Sagax AB	8,676	192,784
SSAB AB (B Shares)	165,148	1,009,426
Swedbank AB (A Shares)	172,785	3,167,167
Trelleborg AB (B Shares)	40,437	1,076,768
TOTAL SWEDEN		21,575,227
Switzerland - 1.3%
Lindt & Spruengli AG	39	4,731,609
Swisscom AG	4,783	3,073,669
Tecan Group AG	1,719	682,830
TOTAL SWITZERLAND		8,488,108
United Kingdom - 10.0%
3i Group PLC	186,729	4,737,536
Associated British Foods PLC	67,133	1,766,180
Auto Trader Group PLC (b)	106,052	879,551
BAE Systems PLC	575,700	6,884,832
Balfour Beatty PLC	116,059	520,411
Beazley PLC	115,295	811,582
Britvic PLC	49,554	549,462
Bunzl PLC	55,034	2,039,733
Centrica PLC	1,133,376	2,007,962
easyJet PLC (a)	109,070	633,107
Halma PLC	67,441	1,935,267
HSBC Holdings PLC (United Kingdom)	1,227,524	10,196,329
IMI PLC	52,887	1,105,644
Informa PLC	270,803	2,635,011
International Consolidated Airlines Group SA CDI (a)	476,890	1,047,161
J Sainsbury PLC	339,471	1,208,521
JD Sports Fashion PLC	334,898	677,781
Lloyds Banking Group PLC	12,504,401	7,224,402
Marks & Spencer Group PLC (a)	377,008	998,148
NatWest Group PLC	940,372	2,951,868
Pearson PLC	134,878	1,491,962
Rolls-Royce Holdings PLC (a)	1,605,380	3,806,578
Sage Group PLC	211,192	2,538,497
Spectris PLC	20,988	945,686
SSE PLC	176,205	3,811,466
Whitbread PLC	38,646	1,735,376
Wise PLC (a)	90,440	902,066
TOTAL UNITED KINGDOM		66,042,119
United States of America - 1.6%
GSK PLC	162,164	2,886,710
Holcim AG	107,235	7,451,913
TOTAL UNITED STATES OF AMERICA		10,338,623
TOTAL COMMON STOCKS (Cost $555,699,228)		658,084,700

Government Obligations - 0.1%
	Principal Amount (c)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $397,891)	400,000	397,836

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $556,097,119)	658,482,536
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,559,824
NET ASSETS - 100.0%	661,042,360

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	26	Sep 2023	2,867,540	82,821	82,821

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,510,653 or 0.5% of net assets.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $116,367.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	-	24,712,915	24,712,915	32,405	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	-	9,466,053	9,466,053	21,351	-	-	-	0.0%
Total	-	34,178,968	34,178,968	53,756	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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